Finance Costs And Income (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of finance costs and Iincome Explanatory

Three months ended March 31,	2022	2021
Finance Costs
Short and long-term borrowings	$3,820	$4,394
Interest on lease liability	695	793

Total finance costs	$4,515	$5,187

Finance Income
Interest income	$644	$195

Net finance costs	$3,871	$4,992

Years ended December 31,	2021	2020	2019
Finance Costs
Short and long-term borrowings	$17,252	$19,993	$19,679
Interest on lease liability	3,029	3,371	2,586

Total finance costs	$20,281	$23,364	$22,265

Finance Income
Interest income	$3,286	$871	$3,687

Net finance costs	$16,995	$22,493	$18,578